Schedule of Contractual Maturities of Mortgage Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Loan	Dec. 31, 2014 USD ($)
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	106
Carrying value, maturing in 2016 | $	$ 40,775
Carrying value, maturing in 2017 | $	41,298
Carrying value, maturing in 2018 | $	45,010
Carrying value, maturing in 2019 | $	10,000
Carrying value, maturing thereafter | $	477,101
Carrying value, total | $	$ 614,184	$ 493,792
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2016
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	9
Percentage of mortgage loan portfolio carrying value	6.70%
2017
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	8
Percentage of mortgage loan portfolio carrying value	6.70%
2018
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	9
Percentage of mortgage loan portfolio carrying value	7.30%
2019
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	1
Percentage of mortgage loan portfolio carrying value	1.60%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	79
Percentage of mortgage loan portfolio carrying value	77.70%